Fair value measurement - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets:
Securities held-to-maturity	$ 49,224	$ 34,805
Liabilities:
Long-term debt	400	387
Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	141,775	95,042
Interest-bearing deposits with banks	17,310	14,832
Federal funds sold and securities purchased under resale agreements	30,907	30,182
Securities held-to-maturity	49,224	34,805
Loans	53,586	54,194
Other assets, fair value	7,412	6,063
Total assets	300,214	235,118
Liabilities:
Noninterest-bearing deposits	83,854	57,630
Interest-bearing deposits	257,287	200,846
Federal funds purchased and securities sold under repurchase agreements	11,305	11,401
Payables to customers and broker-dealers	25,085	18,758
Commercial paper		3,959
Borrowings	563	917
Long-term debt	27,306	27,858
Total liabilities	405,400	321,369
Estimated fair value | Level 1
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	4,120	4,630
Loans	0	0
Other assets, fair value	6,252	4,830
Total assets	10,372	9,460
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper		0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Estimated fair value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	141,775	95,042
Interest-bearing deposits with banks	17,310	14,832
Federal funds sold and securities purchased under resale agreements	30,907	30,182
Securities held-to-maturity	45,104	30,175
Loans	53,586	54,194
Other assets, fair value	1,160	1,233
Total assets	289,842	225,658
Liabilities:
Noninterest-bearing deposits	83,854	57,630
Interest-bearing deposits	257,287	200,846
Federal funds purchased and securities sold under repurchase agreements	11,305	11,401
Payables to customers and broker-dealers	25,085	18,758
Commercial paper		3,959
Borrowings	563	917
Long-term debt	27,306	27,858
Total liabilities	405,400	321,369
Estimated fair value | Level 3
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	0	0
Loans	0	0
Other assets, fair value	0	0
Total assets	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper		0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	141,775	95,042
Interest-bearing deposits with banks	17,300	14,811
Federal funds sold and securities purchased under resale agreements	30,907	30,182
Securities held-to-maturity	47,946	34,483
Loans	55,121	53,718
Other assets, fair value	7,412	6,063
Total assets	300,461	234,299
Liabilities:
Noninterest-bearing deposits	83,854	57,630
Interest-bearing deposits	257,691	201,836
Federal funds purchased and securities sold under repurchase agreements	11,305	11,401
Payables to customers and broker-dealers	25,085	18,758
Commercial paper		3,959
Borrowings	563	917
Long-term debt	25,584	27,114
Total liabilities	$ 404,082	$ 321,615